ALLIANCE GOVERNMENT RESERVES

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



STATEMENT OF NET ASSETS
JUNE 30, 1997                                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           U.S. GOVERNMENT AND AGENCIES-44.3%
           FEDERAL HOME LOAN BANK-14.0%
$ 50,000   5.51%, 9/24/97 FRN                      5.51%    $ 49,991,500
  60,000   5.62%, 12/04/97 FRN                     5.40       59,978,918
  52,700   5.87%, 1/30/98                          5.87       52,700,000
  56,000   5.88%, 3/24/98                          6.15       55,865,685
  14,000   6.00%, 9/24/97                          5.57       14,007,438
  53,000   6.11%, 4/17/98                          6.14       52,987,940
  29,365   9/18/97                                 5.37       29,018,958
  26,000   7/24/97                                 5.45       25,909,469
   9,645   7/22/97                                 5.49        9,614,112
  50,000   8/07/97                                 5.53       49,716,076
  24,000   10/22/97                                5.58       23,579,640
  24,080   12/22/97                                5.60       23,428,235
  65,000   7/01/97                                 6.00       65,000,000
  17,000   6/30/98                                 6.00       17,000,000
                                                            -------------
                                                             528,797,971

           FEDERAL NATIONAL MORTGAGE
           ASSOCIATION-10.4%
  79,500   5.94%, 10/15/97 FRN                     5.94       79,502,942
  47,000   6.02%, 4/15/98                          6.15       46,957,471
   2,000   9/10/97                                 5.37        1,978,818
   7,000   7/24/97                                 5.44        6,975,671
  45,000   9/05/97                                 5.49       44,547,075
  20,000   9/18/97                                 5.51       19,758,172
  25,000   9/25/97                                 5.51       24,670,931
  27,110   7/08/97                                 5.52       27,080,902
  27,000   8/11/97                                 5.53       26,829,953
  45,000   8/12/97                                 5.53       44,709,675
  67,000   8/04/97                                 5.54       66,649,441
                                                            -------------
                                                             389,661,051

           FEDERAL HOME LOAN MORTGAGE CORP.-8.5%
  69,000   5.72%, 3/17/98                          5.87       68,929,495
  46,000   5.84%, 4/08/98                          6.04       45,935,193
   4,400   7/14/97                                 5.43        4,391,372
  21,000   7/30/97                                 5.46       20,907,635
  28,000   8/04/97                                 5.46       27,855,614
  22,000   8/13/97                                 5.46       21,856,523
   3,845   7/01/97                                 5.50        3,845,000
  19,000   9/03/97                                 5.50       18,814,222
  37,005   7/18/97                                 5.51       36,908,715
  23,000   8/15/97                                 5.57       22,839,863
  46,500   7/01/97                                 6.00       46,500,000
                                                             318,783,632

           FEDERAL FARM CREDIT BANK-7.7%
  72,000   5.36%, 10/01/97 FRN                     5.36%      71,979,737
  80,000   5.39%, 6/01/98 FRN                      5.39       79,986,379
  75,000   5.43%, 5/01/98 FRN                      5.43       75,000,000
  30,000   5.60%, 11/03/97                         5.60       29,992,122
   2,520   9/10/97                                 5.37        2,493,311
   8,000   9/15/97                                 5.37        7,909,307
  24,000   11/19/97                                5.60       23,473,600
                                                            -------------
                                                             290,834,456

           STUDENT LOAN MARKETING
           ASSOCIATION-3.7%
  20,000   5.18%, 11/24/97 FRN                     5.18       19,998,126
  32,500   5.20%, 9/03/97 FRN                      5.20       32,496,699
  32,000   5.31%, 2/17/98 FRN                      5.31       31,984,429
   8,300   5.36%, 1/21/98 FRN                      5.36        8,298,667
  48,000   5.44%, 12/19/97                         5.94       47,888,378
                                                            -------------
                                                             140,666,299

           Total U.S. Government and Agencies
           (amortized cost $1,668,743,409)                 1,668,743,409

           REPURCHASE AGREEMENTS-55.3%
           CHASE SECURITIES, INC.
  50,000   5.53%, dated 6/11/97,
           due 7/14/97 in the amount of
           $50,253,458 (cost $50,000,000;
           collateralized by $40,000,000
           FN 317618, value $30,234,010,
           $12,305,000 FN 303814,
           value $11,145,491 and
           $11,560,000 FN 313040,
           value $10,752,908)(a)                   5.53       50,000,000

           CHASE SECURITIES, INC.
  37,000   5.55%, dated 6/18/97,
           due 8/18/97 in the amount of
           $37,347,954 (cost $37,000,000;
           collateralized by $14,648,945
           FN 250911, value $14,408,970,
           $19,999,000 FN 30372,
           value $18,167,979 and
           $6,000,000 FN 379176,
           value $5,913,833)(a)                    5.55       37,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CHASE SECURITIES, INC.
$ 52,000   5.58%, dated 6/24/97,
           due 9/22/97 in the amount of
           $52,725,400 (cost $52,000,000;
           collateralized by $20,147,603
           FN 377532, value $19,821,895,
           $17,977,606 FN 377535,
           value $17,599,818 and
           $17,840,000 FN 313285,
           value $17,339,662)(a)                   5.58%     $52,000,000

           FIRST BOSTON CORP.
  50,000   5.52%, dated 6/25/97,
           due 7/29/97 in the amount of
           $50,260,667 (cost $50,000,000;
           collateralized by $34,122,984
           FN 303983, value $30,822,960
           and $27,758,000 FH 00590,
           value $26,834,315)(a)                   5.52       50,000,000

           FIRST BOSTON CORP.
  45,000   5.53%, dated 6/17/97,
           due 7/18/97 in the amount of
           $45,214,228 (cost $45,000,000;
           collateralized by $25,639,370
           FH 00605, value $24,520,616
           and $23,749,000 FN 303983,
           value $45,973,476)(a)                   5.53       45,000,000

           FIRST BOSTON CORP.
  50,000   5.53%, dated 6/13/97,
           due 7/21/97 in the amount of
           $50,291,861 (cost $50,000,000;
           collateralized by $26,527,676
           FH 00612, value $25,554,119,
           $23,735,204 FN 313472,
           value 23,142,245 and
           $2,630,000 FH 00546,
           value $2,474,838)(a)                    5.53       50,000,000

           FUJI BANK
 100,000   5.51%, dated 6/16/97,
           due 7/16/97 in the amount of
           $100,459,167 (cost $100,000,000;
           collateralized by $100,000,000
           FNMA 12/22/05, value
           $97,791,674, $1,210,000
           VA 10/15/01, value $1,254,299
           and $2,850,000 FHLMC
           6/23/05, value $2,831,967)(a)           5.51      100,000,000

           GOLDMAN SACHS & CO.
  37,000   5.51%, dated 6/18/97,
           due 7/23/97 in the amount of
           $37,198,207 (cost $37,000,000;
           collateralized by $38,969,000
           FM 00672, value $37,875,735)(a)         5.51       37,000,000

           GOLDMAN SACHS & CO.
  50,000   5.53%, dated 6/04/97,
           due 7/08/97 in the amount of
           $50,261,139 (cost $50,000,000;
           collateralized by $53,833,000
           FM 00517, value $51,494,837)(a)         5.53       50,000,000

           GOLDMAN SACHS & CO.
  50,000   5.53%, dated 6/04/97,
           due 7/09/97 in the amount of
           $50,268,819 (cost $50,000,000;
           collateralized by $30,703,000
           FM 00517, value $29,371,093
           and $26,426,000 FN 303074,
           value $22,013,443)(a)                   5.53       50,000,000

           GOLDMAN SACHS & CO.
  50,000   5.53%, dated 6/04/97,
           due 7/10/97 in the amount of
           $50,276,500 (cost $50,000,000;
           collateralized by $53,830,000
           FM 00536, value $51,543,354)(a)         5.53       50,000,000

           LEHMAN BROTHERS
  40,000   5.50%, dated 6/20/97,
           due 7/21/97 in the amount of
           $40,189,444 (cost $40,000,000;
           collateralized by $20,000,000
           FN 303187, value $14,243,380,
           $26,713,415 FN 050643,
           value $10,644,559 and
           $16,765,000 FN 337174,
           value $15,962,946)(a)                   5.50       40,000,000


2



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           LEHMAN BROTHERS
$ 87,000   5.50%, dated 6/19/97,
           due 7/23/97 in the amount of
           $87,451,917 (cost $87,000,000;
           collateralized by $10,000,000
           GN 002122, value $8,057,247,
           $24,750,000 FN 250937,
           value $24,861,261, $37,017,733
           FN 050579, value $10,095,395,
           $35,967,747 FN 303187,
           value $25,614,584 and
           $82,000,000 FN 124852,
           value $199,628,789)(a)                  5.50%     $87,000,000

           LEHMAN BROTHERS
  40,000   5.50%, dated 6/20/97,
           due 7/24/97 in the amount of
           $40,207,778 (cost $40,000,000;
           collateralized by $29,368,023
           FN 303187, value $20,914,972,
           $27,839,578 FN 124463,
           value $8,064,631 and
           $21,184,921 FN 124677,
           value $11,947,272)(a)                   5.50       40,000,000

           LEHMAN BROTHERS
  22,000   6.10%, dated 6/30/97,
           due 7/01/97 in the amount of
           $22,003,728 (cost $22,000,000;
           collateralized by $23,526,361
           GNMA 780560 6.50%, 5/15/24,
           value $22,459,775)                      6.10       22,000,000

           MORGAN STANLEY GROUP, INC.
  60,000   5.49%, dated 6/19/97,
           due 7/15/97 in the amount of
           $60,237,900 (cost $60,000,000;
           collateralized by $17,969,000
           FN 250327, value $14,481,919,
           $14,500,000 FN 303707,
           value $12,260,650, $23,000,000
           FG 00236, value $14,286,915
           and $21,564,000 FN 313017,
           value $20,485,312)(a)                   5.49       60,000,000

           MORGAN STANLEY GROUP, INC.
  79,000   5.51%, dated 6/26/97,
           due 7/10/97 in the amount of
           $79,169,279 (cost $79,000,000;
           collateralized by $10,812,000
           FN 250055, value $7,915,300,
           $21,000,000 FN 66772,
           value $18,140,254 and
           $55,535,000 FN 77433,
           value $54,982,733)(a)                   5.51       79,000,000

           MORGAN STANLEY GROUP, INC.
  50,000   5.55%, dated 5/02/97,
           due 7/01/97 in the amount of
           $50,462,500 (cost $50,000,000;
           collateralized by $52,292,000
           GN 780410, value
           $51,433,317)(a)                         5.55       50,000,000

           NIKKO SECURITIES CO.
  40,000   5.52%, dated 6/10/97,
           due 7/09/97 in the amount of
           $40,177,867 (cost $40,000,000;
           collateralized by $41,700,000
           FH 00522, value $41,136,284)(a)         5.52       40,000,000

           NIKKO SECURITIES CO.
  37,000   5.52%, dated 6/17/97,
           due 7/17/97 in the amount of
           $37,170,200 (cost $37,000,000;
           collateralized by $14,912,058
           FH 80177, value $14,710,370,
           $14,934,224 FH 80685,
           value $14,742,866 and
           $8,715,000 FH 79859,
           value $8,597,358)(a)                    5.52       37,000,000

           NIKKO SECURITIES CO.
  12,000   5.52%, dated 6/24/97,
           due 7/24/97 in the amount of
           $12,055,200 (cost $12,000,000;
           collateralized by $13,066,000
           FG 41068, value $12,275,321)(a)         5.52       12,000,000

           NIKKO SECURITIES CO.
  50,000   5.52%, dated 6/19/97,
           due 7/25/97 in the amount of
           $50,276,000 (cost $50,000,000;
           collateralized by $30,000,000
           FH 79503, value $29,560,751,
           $10,000,000 FH 78691,
           value $9,766,832 and
           $12,285,000 FH 79186,
           value $12,090,172)(a)                   5.52       50,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NIKKO SECURITIES CO.
$ 50,000   5.53%, dated 6/13/97,
           due 7/11/97 in the amount of
           $50,215,056 (cost $50,000,000;
           collateralized by $25,323,911
           FH 00512, value $24,946,963,
           $19,251,102 FH 00497,
           value $18,900,733 and
           $7,700,000 FH 00504,
           value $7,571,504)(a)                    5.53%     $50,000,000

           PAINE WEBBER GROUP, INC.
  42,000   5.52%, dated 6/06/97,
           due 7/15/97 in the amount of
           $42,251,160 (cost $42,000,000;
           collateralized by $45,065,000
           FG 00595, value $43,430,457)(a)         5.52       42,000,000

           PAINE WEBBER GROUP, INC.
  38,000   5.55%, dated 6/03/97,
           due 7/03/97 in the amount of
           $38,175,750 (cost $38,000,000;
           collateralized by $50,000,000
           FN 190830, value $36,167,606
           and $3,715,000 FN 303116,
           value $2,728,153)(a)                    5.55       38,000,000

           PAINE WEBBER GROUP, INC.
  30,000   5.56%, dated 6/25/97,
           due 7/02/97 in the amount of
           $30,032,433 (cost $30,000,000;
           collateralized by $31,897,000
           FG 00585, value $30,730,343)            5.56       30,000,000

           PAINE WEBBER GROUP, INC.
  49,000   5.56%, dated 6/24/97,
           due 7/03/97 in the amount of
           $49,068,110 (cost $49,000,000;
           collateralized by $50,000,000
           FN 190831, value $35,978,677
           and $14,650,000 FG 00584,
           value $14,138,024)(a)                   5.56       49,000,000

           PAINE WEBBER GROUP, INC.
  30,000   6.05%, dated 6/30/97,
           due 7/01/97 in the amount of
           $30,005,042 (cost $30,000,000;
           collateralized by $42,815,000
           FN 190831 6.50%, 4/01/09,
           value $30,808,541)                      6.05       30,000,000

           PRUDENTIAL SECURITIES, INC.
  52,000   5.50%, dated 6/19/97,
           due 7/17/97 in the amount of
           $52,222,444 (cost $52,000,000;
           collateralized by $24,266,680
           FN 303714, value $18,938,228,
           $19,600,000 FN 231651,
           value $12,668,987 and
           $26,690,000 FG 00279,
           value $21,579,019)(a)                   5.50       52,000,000

           PRUDENTIAL SECURITIES, INC.
  42,000   5.50%, dated 6/24/97,
           due 7/28/97 in the amount of
           $42,218,167 (cost $42,000,000;
           collateralized by $20,620,000
           FG 00272, value $17,027,430,
           $20,427,808 FH 00678,
           value $16,736,215 and
           $11,967,000 FH 00377,
           value $9,228,899)(a)                    5.50       42,000,000

           PRUDENTIAL SECURITIES, INC.
  45,000   5.53%, dated 6/17/97,
           due 7/02/97 in the amount of
           $45,103,688 (cost $45,000,000;
           collateralized by $14,333,000
           FG 51185, value $11,605,511,
           $5,122,846 FG 00188,
           value $10,202,080 and
           $25,669,923 FH 555317,
           value $24,475,501)(a)                   5.53       45,000,000

           PRUDENTIAL SECURITIES, INC.
  10,000   5.55%, dated 6/26/97,
           due 7/03/97 in the amount of
           $10,010,792 (cost $10,000,000;
           collateralized by $13,053,000
           FN 303675, value $10,253,190)           5.55       10,000,000

           PRUDENTIAL SECURITIES, INC.
  40,000   6.00%, dated 6/30/97,
           due 7/01/97 in the amount of
           $40,006,667 (cost $40,000,000;
           collateralized by $42,920,000
           FG G00629, 7.00%, 12/01/25,
           value $40,957,702)                      6.00       40,000,000


4



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           SBC WARBURG
$ 65,000   5.50%, dated 6/06/97,
           due 7/07/97 in the amount of
           $65,307,847 (cost $65,000,000;
           collateralized by $24,439,000
           FN 367910, value $23,530,032,
           $21,038,000 FN 341537,
           value $16,162,180 and
           $30,760,000 FN 304033,
           value $26,966,137)(a)                   5.50%     $65,000,000

           SBC WARBURG
  25,000   5.50%, dated 6/05/97,
           due 7/07/97 in the amount of
           $25,122,222 (cost $25,000,000;
           collateralized by $15,957,000
           FN 368920, value $15,177,348
           and $16,146,000 FN 190044,
           value $10,461,399)(a)                   5.50       25,000,000

           SBC WARBURG
  26,000   5.50%, dated 6/10/97,
           due 7/10/97 in the amount of
           $26,119,167 (cost $26,000,000;
           collateralized by $21,143,000
           FH 00678, value $20,154,286
           and $6,872,000 FH 00378,
           value $6,550,644)(a)                    5.50       26,000,000

           SBC WARBURG
  71,000   5.50%, dated 6/19/97,
           due 7/25/97 in the amount of
           $71,390,500 (cost $71,000,000;
           collateralized by $36,140,000
           FN 050993, value $29,306,266,
           $35,882,000 FH 00678,
           value $34,204,044 and
           $10,380,049 FH 00377,
           value $8,981,673)(a)                    5.50       71,000,000

           SMITH BARNEY
  50,000   5.54%, dated 6/03/97,
           due 7/07/97 in the amount of
           $50,261,611 (cost $50,000,000;
           collateralized by $19,800,000
           FN 250373, value $20,080,558,
           $25,300,765 FH 00517,
           value $24,203,434 and
           $8,850,000 FN 250029,
           value $7,273,940)(a)                    5.54       50,000,000

           SMITH BARNEY
  87,000   5.54%, dated 6/17/97,
           due 7/22/97 in the amount of
           $87,468,592 (cost $87,000,000;
           collateralized by $92,500,000
           FH 00612, value $89,075,595)(a)         5.54       87,000,000

           SMITH BARNEY
  50,000   6.15%, dated 6/30/97,
           due 7/01/97 in the amount of
           $50,008,542 (cost $50,000,000;
           collateralized by $14,604,175
           FG C00525 8.00%, 6/01/27
           value $15,040,396, $10,978,657
           FG D80372 8,00%, 6/01/27
           value 11,306,044, $16,181,883
           FG G10353 8.00%, 4/01/10
           value $9,194,079, $8,419,059
           FG D80442 8.00%, 6/01/27
           value $8,670,577, $14,100,000
           FG L80008 6.50%, 1/01/00
           value $7,266,676 and $5,980,000
           FN 313568 8.00%, 12/01/17
           value $6,077,595)                       6.15       50,000,000

           UBS FINANCE, INC.
  49,000   5.50%, dated 6/24/97,
           due 7/14/97 in the amount of
           $49,149,722 (cost $49,000,000;
           collateralized by $52,111,000
           FH 00647, value $46,996,575)(a)         5.50       49,000,000

           UBS FINANCE, INC.
  65,000   5.50%, dated 6/18/97,
           due 7/18/97 in the amount of
           $65,297,917 (cost $65,000,000;
           collateralized by $50,000,000
           FN 250550, value $45,864,009
           and $22,123,000 FN 339326,
           value $20,581,937)(a)                   5.50       65,000,000

           UBS FINANCE, INC.
  50,000   5.62%, dated 4/29/97,
           due 7/30/97 in the amount of
           $50,718,111 (cost $50,000,000;
           collateralized by $53,885,000
           FGG 00647, value $51,665,491)(a)        5.62       50,000,000


5



STATEMENT OF NET ASSETS (CONTINUED)                ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD         VALUE
-------------------------------------------------------------------------
           UBS FINANCE, INC.
$ 25,000   5.65%, dated 4/17/97,
           due 7/16/97 in the amount of
           $25,353,125 (cost $25,000,000;
           collateralized by $26,899,000
           FHG 00647, value $25,799,201)(a)        5.65%  $   25,000,000

           Total Repurchase Agreements
           (amortized cost $2,079,000,000)                 2,079,000,000

           TOTAL INVESTMENTS-99.6%
           (amortized cost $3,747,743,409)                $3,747,743,409
           Other assets less liabilities-0.4%                 14,741,784

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           3,763,356,075 shares outstanding)              $3,762,485,193


#    All securities either mature or their interest rate changes in one year or less.

(a)  Repurchase agreements which are terminable within 7 days.

     Glossary:
     FRN - Floating rate note

     See notes to financial statements.


6



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997                           ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $198,976,472

EXPENSES
  Advisory fee (Note B)                             $17,412,020
  Distribution assistance and administrative
    service (Note C)                                 11,456,089
  Transfer agency (Note B)                            5,917,904
  Registration fees                                     815,160
  Printing                                              424,268
  Custodian fees                                        420,291
  Audit and legal fees                                   58,410
  Trustees' fees                                         14,637
  Miscellaneous                                          63,489
  Total expenses                                                     36,582,268
  Net investment income                                             162,394,204

REALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                           46,468

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $162,440,672


See notes to financial statements.


7



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30,1997     JUNE 30,1996
                                               ---------------  ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                        $  162,394,204   $  135,336,143
  Net realized gain on investment transactions         46,468           20,063
  Net increase in net assets from operations      162,440,672      135,356,206

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (162,394,204)    (135,336,143)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                           557,419,600      690,690,859
  Total increase                                  557,466,068      690,710,922

NET ASSETS
  Beginning of year                             3,205,019,125    2,514,308,203
  End of year                                  $3,762,485,193   $3,205,019,125


See notes to financial statements.


8



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997                                      ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Government Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Government Reserves (the "Portfolio") and Alliance Treasury Reserves. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS
It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of repurchase agreements.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 1997. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $3,969,178 for the year ended June 30, 1997.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to $9,145,567. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $2,310,522 of which $164,000 was paid to the Adviser.


9



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997 the Portfolio had a capital loss carryforward of $870,882, of which $82,233 expires in 2001, $236,674 expires in 2002 and $551,975 expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.001 par value) are authorized. At June 30, 1997, capital paid-in aggregated $3,763,356,075. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED        YEAR ENDED
                                                  JUNE 30,          JUNE 30,
                                                    1997              1996
                                             ----------------  ----------------
Shares sold                                   16,812,712,717    13,672,251,535
Shares issued on reinvestments of dividends      162,394,204       135,336,143
Shares redeemed                              (16,417,687,321)  (13,116,896,819)
Net increase                                     557,419,600       690,690,859


10



FINANCIAL HIGHLIGHTS                               ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR.

                                                                       YEAR ENDED JUNE 30,
                                              --------------------------------------------------------------
                                                  1997       1996         1995         1994         1993
                                              ----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year               $1.00      $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .0443      .0461(a)     .0439(a)     .0244(a)     .0256(a)
Net realized gain on investments                    -0-        -0-          -0-          -0-       .0001
Net increase in net assets from operations       .0443      .0461        .0439        .0244        .0257

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.0443)    (.0461)      (.0439)      (.0244)      (.0256)
Distributions from net realized gains               -0-        -0-          -0-          -0-      (.0001)
Total dividends and distributions               (.0443)    (.0461)      (.0439)      (.0244)      (.0257)
Net asset value, end of year                     $1.00      $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                                 4.53%      4.72%        4.48%        2.48%        2.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)           $3,762     $3,205       $2,514       $2,061       $1,783
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements     1.00%      1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and reimbursements     1.00%      1.01%        1.05%        1.04%        1.02%
  Net investment income                           4.44%      4.60%(a)     4.42%(a)     2.46%(a)     2.55%(a)


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


11



INDEPENDENT AUDITOR'S REPORT                       ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE GOVERNMENT RESERVES
PORTFOLIO

We have audited the accompanying statement of net assets of Alliance Government Reserves Portfolio as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Alliance Government Reserves Portfolio as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



McGladrey & Pullen, LLP
New York, New York
July 29, 1997


12



                                                   ALLIANCE GOVERNMENT RESERVES
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


13



ALLIANCE GOVERNMENT RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Government Reserves, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GOVAR